Balance Sheet - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 41,763
Accounts receivable	$ 441
Other receivable		$ 2,268
Subscription receivable		11,250
Prepaid expenses	$ 10,000	20,000
Total Current Assets	52,204	$ 33,518
Non-current Assets
Security deposit	149
TOTAL ASSETS	52,353	$ 33,518
Current Liabilities
Accounts payable	141
Shareholder advances	$ 900	$ 1,250
Convertible note, net of unamortized debt discount		1,847
Total Current Liabilities	$ 1,041	3,097
TOTAL LIABILITIES	1,041	$ 3,097
STOCKHOLDERS' EQUITY
Preferred Stock, Authorized 10,000,000 preferred shares, $0.0001 par, none issued and outstanding on December 31, 2014
Common Stock; Authorized 100,000,000 common shares, $0.0001 par, 14,323,479 and 12,830,000 issued and outstanding on December 31, 2015 and 2014, respectively	1,432	$ 1,283
Additional paid-in capital	126,405	62,217
Accumulated Deficit	(76,525)	(33,079)
TOTAL STOCKHOLDERS' EQUITY	51,312	30,421
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 52,353	$ 33,518